Securities (Tables)	12 Months Ended
Dec. 31, 2013
Investments Debt And Equity Securities [Abstract]
Summary of Securities Available-for-Sale and Restricted Stock

Securities consist of the following at December 31:

(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
2013
Available-for-sale:
U.S. Treasury security	$1,005	$—	$8	$997
U.S. Government agencies	22,999	8	706	22,301
Mortgage-backed securities of government agencies	54,455	536	691	54,300
Other mortgage-backed securities	230	5	—	235
Asset-backed securities of government agencies	2,739	36	—	2,775
State and political subdivisions	16,219	371	143	16,447
Corporate bonds	4,500	44	5	4,539
Equity securities	106	23	1	128

Total available-for-sale	102,253	1,023	1,554	101,722
Held-to-maturity securities
U.S. Government agencies	19,186	—	828	18,358
Mortgage-backed securities of government agencies	25,164	—	879	24,285

Total held-to-maturity	44,350	—	1,707	42,643
Restricted stock	5,463	—	—	5,463

Total securities	$152,066	$1,023	$3,261	$149,828

2012
Available-for-sale:
U.S. Treasury security	$100	$—	$—	$100
U.S. Government agencies	35,996	27	43	35,980
Mortgage-backed securities of government agencies	66,588	2,107	—	68,695
Other mortgage-backed securities	345	—	1	344
Asset-backed securities of government agencies	2,862	—	39	2,823
State and political subdivisions	16,194	701	12	16,883
Corporate bonds	4,313	112	28	4,397
Equity securities	69	9	9	69

Total available-for-sale	126,467	2,956	132	129,291
Restricted stock	5,463	—	—	5,463

Total securities	$131,930	$2,956	$132	$134,754

Summary of Amortized Cost and Fair Value of Securities

The amortized cost and fair value of securities at December 31, 2013, by contractual maturity, are shown below.

(Dollars in thousands)	Amortized Cost	Fair Value
Available-for-sale:
Due in one year or less	$855	$875
Due after one through five years	17,354	17,500
Due after five through ten years	22,455	22,033
Due after ten years	61,483	61,186

Total debt securities available-for-sale	$102,147	$101,594

Held-to-maturity:
Due in one year or less	$—	$—
Due after one through five years	—	—
Due after five through ten years	7,717	7,568
Due after ten years	36,633	35,075

Total debt securities held-to-maturity	$44,350	$42,643

Summary of Proceeds and Gains and Losses from Sales of Available-for-Sale Securities

The following table shows the proceeds from sales of available-for-sale securities and the gross realized gains and losses on the sales of those securities that have been included in earnings as a result of the sales in 2013 and 2011.

(Dollars in thousands)	2013	2011
Proceeds	$4,309	$3,244

Realized gains	$159	$237
Realized losses	—	—
Impairment losses	—	—

Net securities gains	$159	$237

Summary of Gross Unrealized Losses and Fair Value of Available for Sale Securities

The following table presents gross unrealized losses and fair value of securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31:

	Securities in a Continuous Unrealized Loss Position
	Less Than 12 Months		12 Months Or More		Total
(Dollars in thousands)	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value
2013
Available-for-sale
U.S. Treasury security	$8	$997	$—	$—	$8	$997
U.S. Government agencies	590	15,409	116	1,884	706	17,293
Mortgage-backed securities of government agencies	691	29,938	—	—	691	29,938
State and political subdivisions	122	3,522	21	233	143	3,755
Corporate bonds	4	1,163	1	499	5	1,662
Equity securities	—	—	1	1	1	1
Held-to-maturity
U.S. Government agencies	771	14,559	57	1,799	828	16,358
Mortgage-backed securities of government agencies	879	20,149	—	—	879	20,149

Total temporarily impaired securities	$3,065	$85,737	$196	$4,416	$3,261	$90,153

2012
Available-for-sale
U.S. Government agencies	$43	$15,957	$—	$—	$43	$15,957
Other mortgage-backed securities	1	344	—	—	1	344
Asset-backed securities of government agencies	39	1,833	—	—	39	1,833
State and political subdivisions	12	1,737	—	—	12	1,737
Corporate bonds	4	366	24	975	28	1,341

Total debt securities	99	20,237	24	975	123	21,212
Equity securities	—	—	9	45	9	45

Total temporarily impaired securities	$99	$20,237	$33	$1,020	$132	$21,257